Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Previously Reported		Ordinary Shares Effect of Recapitalization and Reverse Stock Split	Ordinary Shares Effect of Reverse Stock Split	Ordinary Shares		Additional Paid-in Capital Previously Reported		Additional Paid-in Capital Effect of Recapitalization and Reverse Stock Split	Additional Paid-in Capital Effect of Reverse Stock Split	Additional Paid-in Capital		Retained Earnings Previously Reported	Retained Earnings Effect of Recapitalization and Reverse Stock Split	Retained Earnings Effect of Reverse Stock Split	Retained Earnings	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss Effect of Recapitalization and Reverse Stock Split	Accumulated Other Comprehensive Loss Effect of Reverse Stock Split	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity Previously Reported	Total Shareholders’ Equity Effect of Recapitalization and Reverse Stock Split	Total Shareholders’ Equity Effect of Reverse Stock Split	Total Shareholders’ Equity	Non- Controlling Interest Previously Reported	Non- Controlling Interest Effect of Recapitalization and Reverse Stock Split	Non- Controlling Interest Effect of Reverse Stock Split	Non- Controlling Interest	Previously Reported	Effect of Recapitalization and Reverse Stock Split	Effect of Reverse Stock Split	Total
Balance at Dec. 31, 2021		$ 16	[1]			$ 1,560	[1]	$ 5,826,358	[1]			$ 5,824,814	[1]	$ 1,921,718			$ 1,921,718	$ (38,253)			$ (38,253)	$ 7,709,839			$ 7,709,839	$ 15,189			$ 15,189	$ 7,725,028			$ 7,725,028
Balance (in Shares) at Dec. 31, 2021	[1]	155,969				15,596,900
Retroactive application of recapitalization						$ 1,544	[1]					(1,544)	[1]
Retroactive application of recapitalization (in Shares)	[1]					15,440,931
Adjustments arising from group reorganization						$ 440	[1]					2,050,726	[1]												2,051,166				46,611				2,097,777
Adjustments arising from group reorganization (in Shares)	[1]					4,403,100
Net income (Loss)							[1]						[1]				2,425,204								2,425,204				21,898				2,447,102
Foreign currency translation adjustment							[1]						[1]								(3,186)				(3,186)								(3,186)
Balance at Dec. 31, 2022		$ 20	[1]			$ 2,000	[1]	7,877,520	[1]			7,875,540	[1]	4,346,922			4,346,922	(41,439)			(41,439)	12,183,023			12,183,023	83,698			83,698	12,266,721			12,266,721
Balance (in Shares) at Dec. 31, 2022	[1]	200,000				20,000,000
Retroactive application of recapitalization						$ 1,980	[1]					(1,980)	[1]
Retroactive application of recapitalization (in Shares)	[1]					19,800,000
Net income (Loss)							[1]						[1]				4,577,406								4,577,406				34,785				4,612,191
Dividends							[1]						[1]				(3,964,212)								(3,964,212)				(2,667)				(3,966,879)
Foreign currency translation adjustment
Balance at Dec. 31, 2023		$ 20	[1]	$ 2,000		$ 2,000	[1]	7,877,520	[1]	$ 7,875,540		7,875,540	[1]	4,960,116	$ 4,960,116		4,960,116	(41,439)	$ (41,439)		(41,439)	12,796,217	$ 12,796,217		12,796,217	115,816	$ 115,816		115,816	12,912,033	$ 12,912,033		12,912,033
Balance (in Shares) at Dec. 31, 2023		200,000	[1]	2,500,000		20,000,000	[1]
Retroactive application of recapitalization						$ 1,980						(1,980)
Retroactive application of recapitalization (in Shares)						19,800,000
Reverse Stock Split (in Shares)						(17,500,000)
Net income (Loss)															(442,708)								(442,708)				(2,916)				(445,624)		(445,624)
Balance at Jun. 30, 2024				$ 2,000						7,875,540					4,517,408				(41,439)				12,353,509				112,900				12,466,409
Balance (in Shares) at Jun. 30, 2024				2,500,000
Balance at Dec. 31, 2023		$ 20	[1]	$ 2,000		$ 2,000	[1]	7,877,520	[1]	$ 7,875,540		7,875,540	[1]	4,960,116	$ 4,960,116		4,960,116	(41,439)	$ (41,439)		(41,439)	12,796,217	$ 12,796,217		12,796,217	115,816	$ 115,816		115,816	12,912,033	$ 12,912,033		12,912,033
Balance (in Shares) at Dec. 31, 2023		200,000	[1]	2,500,000		20,000,000	[1]
Retroactive application of recapitalization						$ 1,980	[1]					(1,980)	[1]
Retroactive application of recapitalization (in Shares)	[1]					19,800,000
Reverse Stock Split (in Shares)																																	(200,000)
Net income (Loss)							[1]						[1]				(4,826,839)								(4,826,839)				7,707				$ (4,819,132)
Issuance of shares upon recapitalization						$ 359	[1]					(6,376,550)	[1]												(6,376,191)								(6,376,191)
Issuance of shares upon recapitalization (in Shares)	[1]					3,581,061
Issuance of shares for services provided						$ 70	[1]					5,018,680	[1]												5,018,750								$ 5,018,750
Issuance of shares for services provided (in Shares)						701,875	[1]																										501,875
Share issuance cost							[1]					(1,544,522)	[1]												(1,544,522)								$ (1,544,522)
Share-based compensation							[1]					5,819,773	[1]												5,819,773								5,819,773
Exercise of stock options						$ 169	[1]					16,771	[1]												16,940								$ 16,940
Exercise of stock options (in Shares)						1,694,000	[1]																										1,694,000
Forfeiture of stock options							[1]					(234,163)	[1]												(234,163)								$ (234,163)
Foreign currency translation adjustment
Balance at Dec. 31, 2024		$ 2,598			$ 2,598	$ 2,598	[1]	$ 10,575,529			$ 10,575,529	10,575,529	[1]	$ 133,277		$ 133,277	133,277	$ (41,439)		$ (41,439)	(41,439)	$ 10,669,965		$ 10,669,965	10,669,965	$ 123,523		$ 123,523	123,523	$ 10,793,488		$ 10,793,488	10,793,488
Balance (in Shares) at Dec. 31, 2024		25,976,936			3,247,117	25,976,936	[1]
Retroactive application of Reverse Stock Split
Retroactive application of Reverse Stock Split (in Shares)						(22,729,819)
Net income (Loss)																(416,808)								(416,808)				1,610				(415,198)	(415,198)
Share-based compensation											663,202													663,202								663,202
Balance at Jun. 30, 2025					$ 2,598						$ 11,238,731					$ (283,531)				$ (41,439)				$ 10,916,359				$ 125,133				$ 11,041,492	$ 11,041,492
Balance (in Shares) at Jun. 30, 2025					3,247,117

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.